Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
U.S. Federal	$ 58,895	$ 48,359	$ 47,263
State	12,909	9,362	10,031
Foreign	4,779	8,078	7,229
Current	76,583	65,799	64,523
Deferred:
U.S. Federal	218	2,603	7,082
State	21	446	1,600
Foreign	(199)	(1,771)	(392)
Deferred	40	1,278	8,290
Income tax expense	$ 76,623	$ 67,077	$ 72,813